RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

The Company was charged $292 for legal services for the year ended December 31, 2024 by a legal firm in which the Company's former corporate secretary is a partner (December 31, 2023 - $553). As of December 31, 2024, the legal firm is no longer a related party of the Company, and the Company has no outstanding related party payable.

Key management personnel

The key management of the Company comprises executive and non-executive directors, and executives.  Compensation was as follows:

	December 31,	December 31,
	2024	2023
Salaries and short-term employee benefits	$2,571	$3,322
Non-executive directors' fees	379	331
Non-executive directors' deferred share units	2,301	(659)
Share-based payments	2,310	2,510
	$7,561	$5,504

The existing non-executive directors' deferred share units are comprised of both equity and cash settled deferred share units.  The recognized expense or recovery includes the fair value of new issuances of equity settled deferred share units during the period and the change in fair value of all outstanding cash-settled deferred share units during the period.  During the year ended December 31, 2024, the Company granted 234,763 deferred share units (December 31, 2023 – 225,482) with a fair value of $520 (December 31, 2023 - $668) at the date of grant. At December 31, 2024, there were 1,044,204 cash settled deferred share units and 564,841 equity-settled deferred share units outstanding with a fair value of $5,515 (December 31, 2023 - 330,078 outstanding with a fair value of $3,214).

The amount disclosed for share-based payments is the expense for the year calculated in accordance with IFRS 2, Share-based payments for stock options, performance share units and deferred share units (Notes 11 (c), (d) and (e)).  The fair values of these share-based payments are recognized as an expense over the vesting period of the award.  Therefore, the compensation expense in the current year comprises the vested portion of current year awards and those of preceding years that vested within the current year.